Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 8 — CONVERTIBLE NOTES:

On July 31, 2023, following the closing of the IPO, the aggregate amount of $1,514,928 received under the SAFE, was converted at a price equal to the IPO price discounted by 25%, into 504,976 Ordinary Shares of the Company. The Company recorded a finance expense of 504,976 in the years ended on December 31, 2023 with respect to the change in the fair value of the SAFEs upon conversion.